SCHEDULE OF CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Details) - USD ($)	1 Months Ended		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ (697,318)	$ (569,896)	$ (475,068)	$ (697,318)	$ (534,039)	$ (245,303)	$ (327,496)	$ (697,318)	$ (697,318)	$ (327,496)	$ (327,496)	$ (51,570)
Shareholders’ distribution				(11)	(129)	616							(7,322)
Stock compensation			60,000	740,000	3,380,000
Stock issuance for cash			25,000	140,000	340,000
Stock Issued During Period, Shares, Other		340,000
Issuance of warrants	$ 361,724			361,724
Net Loss			(204,298)	(1,336,541)	(3,577,621)	(120,522)	(288,736)	82,193	(4,914,162)	(5,118,460)	(327,065)	(370,438)	(268,604)
Ending balance, value	(569,896)		(689,194)	(569,896)	(475,068)	(653,945)	(534,039)	(245,303)	(569,896)	(689,194)	(653,945)	(697,318)	(327,496)
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ 150,000	$ 94,850	$ 90,625	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Beginning balance, shares		15,000,000	9,485,000	9,062,500	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Shareholders’ distribution
Stock compensation			$ 300	$ 3,700	$ 16,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures			30,000	370,000	1,690,000
Stock issuance for cash				$ 525	$ 2,125
Stock Issued During Period, Shares, Other				52,500	212,500
Issuance of warrants
Net Loss
Ending balance, value	$ 94,850		$ 95,150	$ 94,850	$ 90,625	$ 150,000	$ 150,000	$ 150,000	$ 94,850	$ 95,150	$ 150,000	$ 150,000	$ 150,000
Ending balance, shares	9,485,000		9,515,000	9,485,000	9,062,500	15,000,000	15,000,000	15,000,000	9,485,000	9,515,000	15,000,000	15,000,000	15,000,000
Subscription Receivables [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			$ (25,000)	$ (75,000)
Shareholders’ distribution
Stock compensation
Stock issuance for cash			25,000	50,000	(75,000)
Issuance of warrants
Net Loss
Ending balance, value	$ (25,000)			(25,000)	(75,000)				(25,000)
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		(142,702)	4,979,172	3,791,673	(142,702)	(143,318)	(143,318)	(143,318)	(142,702)	(142,702)	(143,318)	(143,318)	(143,318)
Shareholders’ distribution						616
Stock compensation			59,700	736,300	3,363,100
Stock issuance for cash				89,475	412,875
Issuance of warrants				361,724
Net Loss
Ending balance, value	4,979,172		5,038,872	4,979,172	3,791,673	(142,702)	(143,318)	(143,318)	4,979,172	5,038,872	(142,702)	(142,702)	(143,318)
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ (704,616)	(5,618,918)	(4,282,366)	(704,616)	(540,721)	(251,985)	(334,178)	(704,616)	(704,616)	(334,178)	(334,178)	(58,252)
Shareholders’ distribution				(11)	(129)								(7,322)
Stock compensation
Stock issuance for cash
Issuance of warrants
Net Loss			(204,298)	(1,336,541)	(3,577,621)	(120,522)	(288,736)	82,193				(370,438)	(268,604)
Ending balance, value	(5,618,918)		(5,823,216)	(5,618,918)	(4,282,366)	$ (661,243)	$ (540,721)	$ (251,985)	(5,618,918)	$ (5,823,216)	$ (661,243)	$ (704,616)	$ (334,178)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			(569,896)	(475,068)
Shareholders’ distribution				(11)
Stock compensation				740,000
Stock issuance for cash				140,000
Issuance of warrants
Net Loss				(974,817)					(4,552,438)
Ending balance, value	(569,896)			(569,896)	(475,068)				(569,896)
Previously Reported [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			$ 94,850	$ 90,625
Beginning balance, shares			9,485,000	9,062,500
Shareholders’ distribution
Stock compensation				$ 3,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures				370,000
Stock issuance for cash				$ 525
Stock Issued During Period, Shares, Other				52,500
Issuance of warrants
Net Loss
Ending balance, value	$ 94,850			$ 94,850	$ 90,625				$ 94,850
Ending balance, shares	9,485,000			9,485,000	9,062,500				9,485,000
Previously Reported [Member] | Subscription Receivables [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			$ (25,000)	$ (75,000)
Shareholders’ distribution
Stock compensation
Stock issuance for cash				50,000
Issuance of warrants
Net Loss
Ending balance, value	$ (25,000)			(25,000)	$ (75,000)				$ (25,000)
Previously Reported [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			4,617,448	3,791,673
Shareholders’ distribution
Stock compensation				736,300
Stock issuance for cash				89,475
Issuance of warrants
Net Loss
Ending balance, value	4,617,448			4,617,448	3,791,673				4,617,448
Previously Reported [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value			(5,257,194)	(4,282,366)
Shareholders’ distribution				(11)
Stock compensation
Stock issuance for cash
Issuance of warrants
Net Loss				(974,817)
Ending balance, value	(5,257,194)			(5,257,194)	$ (4,282,366)				(5,257,194)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value
Shareholders’ distribution				(11)
Net Loss				(361,724)					(361,724)
Ending balance, value
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ distribution
Revision of Prior Period, Adjustment [Member] | Subscription Receivables [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ distribution
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ distribution
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ distribution				$ (11)